Expense Example {- Fidelity Series Select International Small Cap Fund} - NF_10.31 Fidelity Series Select International Small Cap Fund PRO-01 - Fidelity Series Select International Small Cap Fund - Fidelity Series Select International Small Cap Fund
Oct. 20, 2022 USD ($)
Expense Example:
1 year	$ 1
3 years	$ 3